Document and Entity Information	Dec. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000096223
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	Jefferies Financial Group Inc.
Entity Incorporation State Country Code	NY
Entity File Number	001-05721
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	460-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	JEF
Security Exchange Name	NYSE
Four 850 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.850% Senior Notes Due 2027
Trading Symbol	JEF 27A
Security Exchange Name	NYSE
Two 750 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Senior Notes Due 2032
Trading Symbol	JEF 32A
Security Exchange Name	NYSE